Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments
PACE® Large Co Value Equity Investments

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class" Prospectus and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2014, as supplemented.

February 4, 2015

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Management process" beginning on page 34 of the Multi-Class Prospectus and page 35 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and River Road Asset Management, LLC ("River Road") currently serve as the fund's investment advisors.

The same section of each Prospectus is revised by adding the following as the final paragraph of that section.

River Road invests in a diversified, all-capitalization portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.

River Road then employs a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including: (1) high, growing dividend yield; (2) financial strength; (3) priced at a discount to absolute value; (4) attractive business model; (5) shareholder-oriented management; and (6) undiscovered, underfollowed, or misunderstood companies. River Road employs a structured sell discipline and a strategy of balanced diversification to manage risk.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 36 of the Multi-Class Prospectus and page 37 of the Class P Prospectus is revised by inserting the following before the final sentence of the first paragraph:

River Road assumed day-to-day management of a separate portion of the fund's assets on or around February 4, 2015.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Investment manager and advisors" beginning on page 36 of the Multi-Class Prospectus and page 37 of the Class P Prospectus is revised by replacing that section in its entirety with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the fund's manager. Pzena, Robeco, Los Angeles Capital and River Road serve as the fund's investment advisors.